CONVERTIBLE SENIOR NOTES, NET (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Net Carrying Amount of Liability and Equity Components of Notes

The net carrying amount of the liability and equity components of the Convertible Notes as of December 31, 2019 is as follows:

December 31,
2019
Liability component:

Principal amount	$575,000
Unamortized discount	(77,287)
Unamortized issuance costs	(12,594)

Net carrying amount	$485,119

Equity component, net of issuance costs of $2,046 and deferred taxes of $11,022	$65,932

Schedule of Interest Expense Related to Notes

Interest expense related to the Convertible Notes was as follows:

December 31,
2019
Amortization of debt discount	$1,713
Amortization of debt issuance costs	253
Total interest expense recognized	$1,966